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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Independence
Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PINDX
Class B   INDBX
Class C   INDCX
Class Y   INYDX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            7
Prices and Distributions                                     8
Performance Update                                           9
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        22
Notes to Financial Statements                               30
Trustees, Officers and Service Providers                    38


                   Pioneer Independence Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Independence Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Independence Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

The impact of global events and widespread volatility characterized the stock market over the six months ended June 30, 2010. In the following pages, portfolio manager Andrew Acheson reviews the market environment and its impact on Pioneer Independence Fund's performance results over the semiannual reporting period.

Q    What were market conditions like over the six months ended June 30, 2010?

A External factors were the chief drivers of stock market trends over the six-month period, with stocks moving in waves that ebbed and flowed with the headlines. Volatility defined the period as well, sparked early in the year by fears that some European nations might default on their financial obligations. Decelerating growth in China added to investors' concerns, as a reduction in China's demand for commodities and other products could further slow the global recovery. In April 2010, the market regained its footing and moved to new highs. But a rapid decline in May and June came about when Greece was forced to seek an international rescue package in order to refinance its massive sovereign debt obligations. Anxiety then spread that Spain and other large European Union member countries might also face severe refinancing difficulties, given their high debt levels. In addition, China's slowdown appeared even steeper than generally expected.

Q How did the Fund perform against that background over the six months ended June 30, 2010?

A For the six months ended June 30, 2010, Pioneer Independence Fund's Class A shares had a total return of -10.29% at net asset value, while the Fund's benchmark, the Russell 1000 Growth Index, returned -7.65%. Over the same period, the average return of the 882 funds in Lipper's Large Cap Growth Funds category was -8.67%.

Q Which of your investment decisions most affected the Fund's performance over the six months ended June 30, 2010?

A The Fund's underperformance compared to its benchmark, the Russell 1000 Growth Index (the Russell Index), was the result of disappointing stock selection in a variety of sectors, especially among industrial, financial and energy holdings. Sector weightings had neither a positive nor a negative impact on performance over the period, as the Fund's sector profile was not very different from that of the Russell Index. The Fund's sector allocations derive from our bottom-up, valuation-focused stock selection process and not from efforts to emphasize or de-emphasize particular sectors.


4     Pioneer Independence Fund | Semiannual Report | 6/30/10

Q Which stocks contributed the most to the Fund's performance over the six months ended June 30, 2010?

A Casino operator Las Vegas Sands was the period's top performer for the Fund, thanks to its stake in a highly successful casino in Macau, as well as exceptionally positive initial returns from a newly opened Singapore casino. Although the gaming business in Las Vegas remains in a trough, we believe cash flow will continue to grow strongly overseas. Any improvement in Las Vegas traffic would enhance prospects further.

     TIBCO Software was the Fund's strongest-performing information technology holding. TIBCO provides business infrastructure software as well as applications for business optimization and process management. After a period of business difficulties in which the company fell out of favor, TIBCO's prospects appear brighter, with sales and earnings increasing sharply. Cardiome Pharma, a small pharmaceutical company, was a standout in the health care sector. Prospects for the company's new I.V. treatment targeting atrial fibrillation appear on track, with optimism growing that the drug may win approval in the U.S. and Europe.

     The Fund's sizeable position in EMC was a significant positive as the firm's shares rose based on increases in corporate spending for storage solutions. EMC is also the majority owner of VMware, which improves server efficiency in companies by allowing several applications to run on a single server, rather than requiring a separate one for each application. VMware's shares rose strongly over the six-month period.

     Apple Computer, a longstanding Fund holding, moved higher during the latter part of the period, thanks to rapid consumer acceptance and very strong sales of its newly introduced iPad and iPhone 4 products. The Fund's benchmark-relative performance in information technology also benefited from not holding some of the sector's worst performers.

Q    What were some of the six-month period's disappointments for the Fund?

A The Fund's weakest position over the six months ended June 30, 2010, was municipal bond insurer Assured Guaranty. Issuance of new municipal bonds has dwindled because of the Federal government's Build America Bonds (BAB) program. The program allows cities and states to issue taxable bonds that do not need to be insured. BAB yields to investors are higher than those of traditional municipal bonds and issuers save money through a Federal subsidy on part of the interest. We continue to hold Assured Guaranty in the Fund, believing that the BAB program will expire and that the flow of new, insurable municipal issues will resume. Also pressing on the firm's shares was renewed investor caution toward riskier commitments in the shadow of macroeconomic concerns.


                   Pioneer Independence Fund | Semiannual Report | 6/30/10     5

     ON Semiconductor's earnings beat expectations, but its shares suffered from fears that the semiconductor cycle has peaked. We believe that prospects remain favorable for the sector. Brocade Communications also disappointed during the six-month period, as poor execution led to weak earnings. Brocade provides Internet and networking solutions to large businesses. In health care, Vertex Pharmaceuticals fell as investors shunned more aggressive positions. Although Vertex's Hepatitis C treatment has seen encouraging trial results, investors feared that competitive products might challenge its market share. We continue to hold Vertex in the Fund's portfolio because we believe that those potential competitor products are years away.

Q    What is your outlook for the months ahead?

A Economic growth is less brisk than we had expected, but corporate earnings were exceptionally strong in the first quarter of 2010. Indications are that the second quarter will show the profit recovery gaining steam. But given the uncertain macroeconomic environment, companies may be more cautious in their financial projections going forward. We have gradually reduced the Fund's sensitivity to the economic cycle, but see no signs of a "double-dip" recession. At the end of June, the Fund's overweight allocations compared with the benchmark Russell Index were in information technology and financials, and less so in health care. Underweights included energy, industrials and materials, all by small margins.

     Across the market, stocks appear undervalued to us, with many issues cheaper by some measures than they were at their lows of early 2009. In our view, weak growth and the possibility of adverse policy changes are reflected in current prices.


Please refer to the Schedule of Investments on pages 15-21 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Independence Fund | Semiannual Report | 6/30/10

Portfolio Summary | 6/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       90.4%
Temporary Cash Investments                                8.9%
Convertible Corporate Bonds                               0.4%
Depositary Receipts for International Stocks              0.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   33.3%
Health Care                                              13.5%
Industrials                                              11.6%
Consumer Discretionary                                   10.7%
Financials                                                9.5%
Consumer Staples                                          9.4%
Energy                                                    8.7%
Materials                                                 3.3%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Apple, Inc.                                                   5.88%
 2.   EMC Corp.                                                     4.73
 3.   Colgate-Palmolive Co.                                         3.83
 4.   Intel Corp.                                                   3.82
 5.   CVS/Caremark Corp.                                            3.63
 6.   ON Semiconductor Corp.                                        3.45
 7.   Cisco Systems, Inc.                                           3.35
 8.   Amazon.com, Inc.                                              2.84
 9.   Assured Guaranty, Ltd.                                        2.82
10.   Las Vegas Sands Corp.                                         2.77

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Independence Fund | Semiannual Report | 6/30/10     7

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Class                    6/30/10                 12/31/09
--------------------------------------------------------------------------------
         A*                     $ 8.81                   $ 9.82
--------------------------------------------------------------------------------
         B                      $ 8.64                   $ 9.68
--------------------------------------------------------------------------------
         C                      $ 8.51                   $ 9.53
--------------------------------------------------------------------------------
         Y                      $ 8.85                   $ 9.84
--------------------------------------------------------------------------------


Distributions per Share: 12/31/09-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment           Short-Term          Long-Term
     Class           Income              Capital Gains       Capital Gains
--------------------------------------------------------------------------------
       A            $   --                $ --                $ --
--------------------------------------------------------------------------------
       B            $   --                $ --                $ --
--------------------------------------------------------------------------------
       C            $   --                $ --                $ --
--------------------------------------------------------------------------------
       Y            $   --                $ --                $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

8     Pioneer Independence Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                     Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                              -1.50%        -2.09%
5 Years                               -1.43         -2.59
1 Year                                 8.99          2.77
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                       Gross            Net
--------------------------------------------------------------------------------
                                       1.39%         1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                Independence      Russell 1000
                    Fund          Growth Index
6/00                 9,425           10,000
                     8,809            6,383
6/02                 7,130            4,692
                     7,337            4,830
6/04                 8,469            5,693
                     8,704            5,789
6/06                10,144            6,143
                    12,205            7,313
6/08                10,347            6,878
                     7,431            5,192
6/10                 8,099            5,900


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

                   Pioneer Independence Fund | Semiannual Report | 6/30/10     9

Performance Update | 6/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/7/07)                             -16.07%        -17.06%
1 Year                                  8.00           4.00
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                        2.81%          2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                Independence      Russell 1000
                    Fund          Growth Index
12/07               10,000           10,000
6/08                 8,344            9,094
6/09                 5,939            6,866
6/10                 6,222            7,801


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/11, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Independence Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(3/10/06)                             -6.14%         -6.14%
1 Year                                 8.13           8.13
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                       2.48%          2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                Independence      Russell 1000
                    Fund          Growth Index
3/06                10,000           10,000
6/06                 9,774            9,610
6/07                11,697           11,440
6/08                 9,827           10,758
6/09                 6,986            8,122
6/10                 7,954            9,229

Index comparison begins 3/31/06.


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/11, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     11

Performance Update | 6/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                              -1.33%         -1.33%
5 Years                               -1.08          -1.08
1 Year                                 9.72           9.72
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------------------
                                       0.91%          0.91%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                   Pioneer
                Independence      Russell 1000
                    Fund          Growth Index
6/00                10,000           10,000
                     9,349            6,383
6/02                 7,567            4,692
                     7,787            4,830
6/04                 8,988            5,693
                     9,238            5,789
6/06                10,774            6,143
                    13,009            7,313
6/08                11,080            6,878
                     7,973            5,192
6/10                 8,748            5,900


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on March 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance shown does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for the Class Y shares prior to their inception would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Independence Fund | Semiannual Report | 6/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2010, through June 30, 2010.


----------------------------------------------------------------------------------------
Actual Share Class              A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/10
----------------------------------------------------------------------------------------
Ending Account             $   897.10       $   892.60       $   893.00       $   899.40
Value on 6/30/10
----------------------------------------------------------------------------------------
Expenses Paid              $     5.88       $    10.09       $    10.09       $     3.67
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2010, through June 30, 2010.


----------------------------------------------------------------------------------------
Hypothetical Share Class        A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/10
----------------------------------------------------------------------------------------
Ending Account             $ 1,018.60       $ 1,014.13       $ 1,014.13       $ 1,020.93
Value on 6/30/10
----------------------------------------------------------------------------------------
Expenses Paid              $     6.26       $    10.74       $    10.74       $     3.91
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.78% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer Independence Fund | Semiannual Report | 6/30/10

Schedule of Investments | 6/30/10 (unaudited)


----------------------------------------------------------------
Principal
Amount ($)                                            Value
----------------------------------------------------------------
                CONVERTIBLE CORPORATE BOND -- 0.5%
                TRANSPORTATION -- 0.5%
                Marine -- 0.5%
  4,300,000     DryShips, Inc., 5.0%, 12/1/14       $  3,165,875
                                                    ------------
                TOTAL CONVERTIBLE CORPORATE BOND
                (Cost $4,033,375)                   $  3,165,875
----------------------------------------------------------------


------------------------------------------------------------------------------
Shares
------------------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               ENERGY -- 8.7%
               Integrated Oil & Gas -- 2.1%
   200,000     Exxon Mobil Corp.                                  $ 11,414,000
    47,308     Hess Corp.                                            2,381,485
                                                                  ------------
                                                                  $ 13,795,485
------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.6%
   237,400     Transocean, Ltd.*                                  $ 10,998,742
------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.2%
   144,060     National-Oilwell Varco, Inc.                       $  4,764,064
   250,000     Weatherford International, Inc.*                      3,285,000
                                                                  ------------
                                                                  $  8,049,064
------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.8%
   192,040     Devon Energy Corp.                                 $ 11,699,077
    93,500     Range Resources Corp.                                 3,754,025
   268,900     Southwestern Energy Co.*                             10,390,296
                                                                  ------------
                                                                  $ 25,843,398
                                                                  ------------
               Total Energy                                       $ 58,686,689
------------------------------------------------------------------------------
               MATERIALS -- 3.3%
               Diversified Metals & Mining -- 1.9%
   220,800     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 13,055,904
------------------------------------------------------------------------------
               Industrial Gases -- 0.9%
    82,800     Praxair, Inc.                                      $  6,291,972
------------------------------------------------------------------------------
               Steel -- 0.5%
    84,500     U.S. Steel Group, Inc. (USX)*                      $  3,257,475
                                                                  ------------
               Total Materials                                    $ 22,605,351
------------------------------------------------------------------------------
               CAPITAL GOODS -- 8.6%
               Aerospace & Defense -- 4.1%
   119,800     Precision Castparts Corp.                          $ 12,329,816
   233,040     United Technologies Corp.                            15,126,626
                                                                  ------------
                                                                  $ 27,456,442
------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     15

-----------------------------------------------------------------
 Shares                                                Value
-----------------------------------------------------------------
               Industrial Conglomerates -- 2.5%
  135,000      3M Co.                                $ 10,663,650
  430,400      General Electric Co.                     6,206,368
                                                     ------------
                                                     $ 16,870,018
-----------------------------------------------------------------
               Industrial Machinery -- 2.0%
  394,700      Ingersoll-Rand Plc (b)                $ 13,613,203
                                                     ------------
               Total Capital Goods                   $ 57,939,663
-----------------------------------------------------------------
               TRANSPORTATION -- 2.5%
               Air Freight & Couriers -- 1.2%
  113,300      FedEx Corp.                           $  7,943,463
-----------------------------------------------------------------
               Marine -- 1.3%
2,548,600      Dryships, Inc.*(b)                    $  9,098,502
                                                     ------------
               Total Transportation                  $ 17,041,965
-----------------------------------------------------------------
               CONSUMER SERVICES -- 3.4%
               Casinos & Gaming -- 2.8%
  845,290      Las Vegas Sands Corp.*(b)             $ 18,714,721
-----------------------------------------------------------------
               Hotels, Resorts & Cruise Lines -- 0.6%
  184,700      Royal Caribbean Cruises, Ltd.*(b)     $  4,203,772
                                                     ------------
               Total Consumer Services               $ 22,918,493
-----------------------------------------------------------------
               MEDIA -- 2.1%
               Publishing -- 2.1%
1,074,200      Gannett Co. (b)                       $ 14,458,732
                                                     ------------
               Total Media                           $ 14,458,732
-----------------------------------------------------------------
               RETAILING -- 5.2%
               Apparel Retail -- 1.8%
  110,800      Abercrombie & Fitch Co.               $  3,400,452
  254,200      Urban Outfitters, Inc.*                  8,741,938
                                                     ------------
                                                     $ 12,142,390
-----------------------------------------------------------------
               Computer & Electronics Retail -- 0.5%
  105,800      Best Buy Co., Inc.                    $  3,582,388
-----------------------------------------------------------------
               Internet Retail -- 2.9%
  176,000      Amazon.com, Inc.*(b)                  $ 19,229,760
                                                     ------------
               Total Retailing                       $ 34,954,538
-----------------------------------------------------------------
               FOOD & DRUG RETAILING -- 3.6%
               Drug Retail -- 3.6%
  837,720      CVS/Caremark Corp.                    $ 24,561,950
                                                     ------------
               Total Food & Drug Retailing           $ 24,561,950
-----------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

16     Pioneer Independence Fund | Semiannual Report | 6/30/10

----------------------------------------------------------------------
 Shares                                                     Value
----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 2.0%
               Packaged Foods & Meats -- 2.0%
  311,800      General Mills, Inc.                        $ 11,075,136
   45,000      Nestle SA (A.D.R.)*                           2,170,800
                                                          ------------
                                                          $ 13,245,936
                                                          ------------
               Total Food, Beverage & Tobacco             $ 13,245,936
----------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.8%
               Household Products -- 3.8%
  328,400      Colgate-Palmolive Co.                      $ 25,864,784
                                                          ------------
               Total Household & Personal Products        $ 25,864,784
----------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 3.9%
               Health Care Equipment -- 2.9%
  442,242      Insulet Corp.*(b)                          $  6,655,742
  301,000      St. Jude Medical, Inc.*                      10,863,090
    5,460      Surgical Intuitive, Inc.*(b)                  1,723,285
                                                          ------------
                                                          $ 19,242,117
----------------------------------------------------------------------
               Health Care Services -- 1.0%
  287,400      Omnicare, Inc. (b)                         $  6,811,380
                                                          ------------
               Total Health Care Equipment & Services     $ 26,053,497
----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 9.6%
               Biotechnology -- 3.8%
  101,900      Alexion Pharmaceuticals, Inc.*             $  5,216,261
  227,920      Gilead Sciences, Inc.*                        7,813,098
  378,700      Vertex Pharmaceuticals, Inc.*(b)             12,459,230
                                                          ------------
                                                          $ 25,488,589
----------------------------------------------------------------------
               Pharmaceuticals -- 5.8%
  221,000      Allergan, Inc.                             $ 12,875,460
  313,160      Bristol-Myers Squibb Co.                      7,810,210
1,130,380      Cardiome Pharma Corp.*                        9,212,597
  672,000      Pfizer, Inc.                                  9,582,720
                                                          ------------
                                                          $ 39,480,987
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 64,969,576
----------------------------------------------------------------------
               BANKS -- 0.7%
               Regional Banks -- 0.7%
  233,200      Zions BanCorp. (b)                         $  5,030,124
                                                          ------------
               Total Banks                                $  5,030,124
----------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 5.7%
               Asset Management & Custody Banks -- 0.7%
   33,000      Blackrock, Inc.                            $  4,732,200
----------------------------------------------------------------------
               Consumer Finance -- 2.2%
  382,079      American Express Co.                       $ 15,168,536
----------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     17

---------------------------------------------------------------------
 Shares                                                    Value
---------------------------------------------------------------------
               Diversified Finance Services -- 2.8%
  763,415      Bank of America Corp.                     $ 10,970,274
  848,200      Citigroup, Inc.*                             3,189,232
  129,900      J.P. Morgan Chase & Co.                      4,755,639
                                                         ------------
                                                         $ 18,915,145
                                                         ------------
               Total Diversified Financials              $ 38,815,881
---------------------------------------------------------------------
               INSURANCE -- 3.0%
               Multi-Line Insurance -- 0.2%
   44,900      Loews Corp.                               $  1,495,619
---------------------------------------------------------------------
               Property & Casualty Insurance -- 2.8%
1,435,500      Assured Guaranty, Ltd. (b)                $ 19,049,085
                                                         ------------
               Total Insurance                           $ 20,544,704
---------------------------------------------------------------------
               SOFTWARE & SERVICES -- 5.3%
               Application Software -- 2.5%
1,404,800      TIBCO Software, Inc.*                     $ 16,941,888
---------------------------------------------------------------------
               Data Processing & Outsourced Services -- 1.4%
   48,140      MasterCard, Inc. (b)                      $  9,605,374
---------------------------------------------------------------------
               Systems Software -- 1.4%
  428,350      Oracle Corp.                              $  9,192,391
                                                         ------------
               Total Software & Services                 $ 35,739,653
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 18.9%
               Communications Equipment -- 7.1%
1,674,400      Brocade Communications Systems, Inc.*     $  8,639,904
1,062,200      Cisco Systems, Inc.*                        22,635,482
2,607,500      Motorola, Inc.*(b)                          17,000,900
                                                         ------------
                                                         $ 48,276,286
---------------------------------------------------------------------
               Computer Hardware -- 5.9%
  157,920      Apple, Inc.*                              $ 39,721,618
---------------------------------------------------------------------
               Computer Storage & Peripherals -- 5.9%
1,747,800      EMC Corp.*                                $ 31,984,740
  250,500      Western Digital Corp.*                       7,555,080
                                                         ------------
                                                         $ 39,539,820
                                                         ------------
               Total Technology Hardware & Equipment     $127,537,724
---------------------------------------------------------------------
               SEMICONDUCTORS -- 9.2%
  173,800      Broadcom Corp.*(b)                        $  5,730,186
1,329,300      Intel Corp.                                 25,854,885
3,657,560      ON Semiconductor Corp.*(b)                  23,335,233
  301,400      Texas Instruments, Inc.                      7,016,592
                                                         ------------
                                                         $ 61,936,896
                                                         ------------
               Total Semiconductors                      $ 61,936,896
---------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $680,738,942)                       $672,906,156
---------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

18     Pioneer Independence Fund | Semiannual Report | 6/30/10

-------------------------------------------------------------------------------
Principal
Amount ($)                                                           Value
-------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 9.7%
                Securities Lending Collateral -- 9.7% (c)
                Certificates of Deposit:
  1,902,488     Bank of Nova Scotia, 0.47%, 9/7/10                 $  1,902,488
  1,902,488     Barclays, 0.30%, 7/23/10                              1,902,488
  2,092,736     CBA Financial, 0.56%, 1/3/11                          2,092,736
  1,902,488     Deutschebank, 0.30%, 7/19/10                          1,902,488
  1,141,493     DnB NOR Bank ASA NY, 0.49%, 8/26/10                   1,141,493
  1,902,490     Rabobank Nederland NY, 0.23%, 7/6/10                  1,902,490
  1,902,488     Royal Bank of Canada, 0.26%, 1/21/11                  1,902,488
  1,902,488     Svenska NY, 0.265%, 7/19/10                           1,902,488
                                                                   ------------
                                                                   $ 14,649,159
-------------------------------------------------------------------------------
                Commercial Paper:
  1,141,493     American Honda Finance, 0.38%, 5/4/11              $  1,141,493
    760,995     American Honda Finance, 0.38%, 4/15/11                  760,995
    251,691     Caterpillar Financial Services, 0.47%, 8/20/10          251,691
  1,902,842     Federal Home Loan Bank, 0.31%, 6/1/11                 1,902,842
    760,889     NABPP, 0.28%, 7/19/10                                   760,889
    950,821     PARFIN, 0.39%, 8/11/10                                  950,821
  1,902,414     SOCNAM, 0.28%, 7/6/10                                 1,902,414
  1,520,959     CHARF, 0.46%, 8/23/10                                 1,520,959
  1,140,608     CLIPPR, 0.45%, 9/1/10                                 1,140,608
    791,842     FAIRPP, 0.50%, 8/16/10                                  791,842
    950,478     FASCO, 0.46%, 9/2/10                                    950,478
    874,379     FASCO, 0.45%, 9/9/10                                    874,379
  1,331,684     SRCPP, 0.26%, 7/7/10                                  1,331,684
  1,334,853     STRAIT, 0.43%, 8/23/10                                1,334,853
    917,819     TBLLC, 0.40%, 8/9/10                                    917,819
  1,902,105     Varfun, 0.29%, 7/26/10                                1,902,105
  1,720,065     CME, Inc., 1.00%, 8/6/10                              1,720,065
    570,855     GE Capital Corp., 0.64%, 8/20/10                        570,855
    205,936     GE Capital Corp., 0.40%, 10/21/10                       205,936
    207,357     GE Capital Corp., 0.35%, 10/6/10                        207,357
    951,146     GE, 0.37%, 1/26/11                                      951,146
    190,085     GE Capital Corp., 0.33%, 6/6/11                         190,085
    212,133     John Deere Capital Corp., 0.32%, 7/16/10                212,133
  1,608,827     JPMorgan Chase & Co., 0.57%, 9/24/10                  1,608,827
  2,156,882     Santander, 0.30%, 7/23/10                             2,156,882
  1,902,488     Toyota Motor Credit Corp., 0.35%, 1/10/11             1,902,488
  1,141,560     Wachovia, 0.64%, 3/22/11                              1,141,560
    532,753     Wal-Mart Stores, Inc., 0.22%, 7/1/10                    532,753
    760,867     WFC, 0.60%, 12/2/10                                     760,867
  1,902,488     WSTPAC, 0.39%, 11/5/10                                1,902,488
                                                                   ------------
                                                                   $ 32,499,314
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     19

-------------------------------------------------------------------
Principal
Amount ($)                                               Value
-------------------------------------------------------------------
                Tri-party Repurchase Agreements:
  2,386,861     Barclays, 0.1%, 7/1/10                 $  2,386,861
  4,756,216     Deutsche Bank, 0.3%, 7/1/10               4,756,216
  5,707,463     RBS Securities, Inc., 0.5%, 7/1/10        5,707,463
                                                       ------------
                                                       $ 12,850,540
-------------------------------------------------------------------


------------------------------------------------------------------------
 Shares
------------------------------------------------------------------------
                Money Market Mutual Funds
  2,853,731     Blackrock Liquidity Temp Cash Fund          $  2,853,731
  2,853,731     Dreyfus Preferred Money Market Fund            2,853,731
                                                            ------------
                                                            $  5,707,462
                                                            ------------
                Total Securities Lending Collateral         $ 65,706,475
------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $65,706,475)                          $ 65,706,475
------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 109.7%
                (Cost $750,478,794) (a)                     $741,778,506
------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES --  (9.7)%     $(65,599,923)
------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                  $676,178,583
========================================================================

(A.D.R.)  American Depositary Receipt.

*         Non-income producing security.

(a) At June 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $750,478,794 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                                      $ 56,568,373
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                       (65,268,661)
                                                                                            ------------
       Net unrealized loss                                                                  $ (8,700,288)
                                                                                            ============


The accompanying notes are an integral part of these financial statements.

20     Pioneer Independence Fund | Semiannual Report | 6/30/10

(b)       At June 30, 2010, the following securities were out on loan:


-------------------------------------------------------------
  Shares       Security                           Value
-------------------------------------------------------------
      200      Amazon.com, Inc.*                  $    21,852
   75,000      Assured Guaranty, Ltd.                 995,250
  152,300      Broadcom Corp.*                      5,021,331
2,523,100      Dryships, Inc.*                      9,007,467
  540,700      Gannett Co.                          7,277,822
   30,000      Ingersoll-Rand Plc                   1,034,700
  437,800      Insulet Corp.*                       6,588,890
      900      Surgical Intuitive, Inc.*              284,058
  644,700      Las Vegas Sands Corp.*              14,273,658
   26,300      MasterCard, Inc.                     5,247,639
    4,800      Motorola, Inc.*                         31,296
   15,200      Omnicare, Inc.                         360,240
  145,300      ON Semiconductor Corp.*                927,014
  182,800      Royal Caribbean Cruises, Ltd.*       4,160,528
   95,700      Vertex Pharmaceuticals, Inc.*        3,148,530
  191,200      Zions BanCorp.                       4,124,184
-------------------------------------------------------------
               Total                              $62,504,459
=============================================================

(c)       Securities lending collateral is managed by Credit Suisse AG, New York
          Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $959,934,901 and $278,968,185, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:



-----------------------------------------------------------------------------------------
                                 Level 1           Level 2          Level 3      Total
-----------------------------------------------------------------------------------------
 Common Stocks                   $672,906,156      $        --      $--      $672,906,156
 Convertible Corporate Bonds               --        3,165,875       --         3,165,875
 Temporary Cash Investments                --       59,999,013       --        59,999,013
 Money Market Mutual Funds          5,707,462               --       --         5,707,462
-----------------------------------------------------------------------------------------
 Total                           $678,613,618      $63,164,888      $--      $741,778,506
=========================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     21

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $62,504,459)
   (cost $750,478,794)                                                      $   741,778,506
  Cash                                                                              871,642
  Receivables --
   Investment securities sold                                                    25,138,078
   Fund shares sold                                                                  11,323
   Dividends, interest and foreign taxes withheld                                   295,167
   Due from Pioneer Investment Management, Inc.                                      54,651
  Other                                                                              69,342
--------------------------------------------------------------------------------------------
     Total assets                                                           $   768,218,709
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                          $    25,593,497
   Fund shares repurchased                                                          406,064
   Upon return of securities loaned                                              65,706,475
  Due to affiliates                                                                 282,860
  Accrued expenses                                                                   51,230
--------------------------------------------------------------------------------------------
     Total liabilities                                                      $    92,040,126
--------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $ 1,070,594,523
  Accumulated net investment loss                                                (1,361,858)
  Accumulated net realized loss on investments and written options             (384,353,794)
  Net unrealized loss on investments                                             (8,700,288)
--------------------------------------------------------------------------------------------
     Total net assets                                                       $   676,178,583
============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $633,950,820/71,985,060 shares)                         $          8.81
  Class B (based on $18,708,856/2,165,473 shares)                           $          8.64
  Class C (based on $16,288,042/1,914,813 shares)                           $          8.51
  Class Y (based on $7,230,865/817,486 shares)                              $          8.85
MAXIMUM OFFERING PRICE:
  Class A ($8.81 [divided by] 94.25%)                                       $          9.35
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

22     Pioneer Independence Fund | Semiannual Report | 6/30/10

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $18,784)      $ 3,418,262
  Interest and other income                                      29,226
  Income from securities loaned, net                             67,192
-------------------------------------------------------------------------------------------
     Total investment income                                                $   3,514,680
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 2,469,596
  Transfer agent fees
   Class A                                                    1,189,521
   Class B                                                       96,537
   Class C                                                       39,294
   Class Y                                                          666
  Distribution fees
   Class A                                                      886,799
   Class B                                                      112,762
   Class C                                                       97,474
  Shareholder communications expense                            136,779
  Administrative reimbursements                                 115,041
  Custodian fees                                                  9,543
  Registration fees                                              43,501
  Professional fees                                              36,857
  Printing expense                                               26,220
  Fees and expenses of nonaffiliated trustees                    11,963
  Miscellaneous                                                  35,850
-------------------------------------------------------------------------------------------
     Total expenses                                                         $   5,308,403
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (389,548)
-------------------------------------------------------------------------------------------
     Net expenses                                                           $   4,918,855
-------------------------------------------------------------------------------------------
       Net investment loss                                                  $  (1,404,175)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND OPTION CONTRACTS:
  Net realized gain on:
   Investments                                              $24,845,883
   Class actions                                                909,596
   Written options closed/expired                               392,972     $  26,148,451
-------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $(102,885,505)
-------------------------------------------------------------------------------------------
  Net loss on investments                                                   $ (76,737,054)
-------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $ (78,141,229)
===========================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     23

Statement of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively


----------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              6/30/10            Year Ended
                                                              (unaudited)        12/31/09
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                           $ (1,404,175)      $    (51,993)
Net realized gain (loss) on investments, class actions and
  option contracts                                              26,148,451        (32,570,389)
Change in net unrealized (gain) loss on investments           (102,885,505)       269,917,179
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                               $(78,141,229)      $237,294,797
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.01 per share, respectively)          $         --       $   (586,837)
   Class Y ($0.00 and $0.02 per share, respectively)                    --            (15,764)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $         --       $   (602,601)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $ 40,195,937       $ 88,147,491
Reinvestment of distributions                                           --            579,944
Cost of shares repurchased                                     (59,071,729)      (122,270,927)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                             $(18,875,792)      $(33,543,492)
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                      $(97,017,021)      $203,148,704
NET ASSETS:
Beginning of period                                            773,195,604        570,046,900
----------------------------------------------------------------------------------------------
End of period                                                 $676,178,583       $773,195,604
----------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)        $ (1,361,858)      $     42,317
==============================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Independence Fund | Semiannual Report | 6/30/10

-------------------------------------------------------------------------------------------------
                                     '10 Shares     '10 Amount       '09 Shares     '09 Amount
                                     (unaudited)    (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           3,830,325     $ 37,934,893      9,946,335     $ 77,387,509
Reinvestment of distributions                --               --         59,606          577,496
Less shares repurchased              (4,980,110)     (48,999,589)    (8,903,411)     (71,483,282)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)           (1,149,785)    $(11,064,696)     1,102,530     $  6,481,723
=================================================================================================
Class B
Shares sold                              33,679     $    340,065        344,756     $  2,675,211
Reinvestment of distributions                --               --             --               --
Less shares repurchased                (435,416)      (4,253,522)      (933,964)      (7,344,935)
=================================================================================================
   Net decrease                        (401,737)    $ (3,913,457)      (589,208)    $ (4,669,724)
=================================================================================================
Class C
Shares sold                             100,405     $    967,976        314,197     $  2,486,162
Reinvestment of distributions                --               --             --               --
Less shares repurchased                (382,054)      (3,612,519)      (865,214)      (6,492,933)
-------------------------------------------------------------------------------------------------
   Net decrease                        (281,649)    $ (2,644,543)      (551,017)    $ (4,006,771)
=================================================================================================
Class Y
Shares sold                              99,557     $    953,003        841,226     $  5,598,609
Reinvestment of distributions                --               --            252            2,448
Less shares repurchased                (224,370)      (2,206,099)    (4,969,940)     (36,949,777)
-------------------------------------------------------------------------------------------------
   Net decrease                        (124,813)    $ (1,253,096)    (4,128,462)    $(31,348,720)
=================================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     25

Financial Highlights

-------------------------------------------------------------------------------------------------------
                                                                             Six Months
                                                                             Ended           Year
                                                                             6/30/10         Ended
                                                                             (unaudited)     12/31/09
-------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                         $   9.82        $   6.87
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                $  (0.02)       $   0.01(a)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                         (0.99)           2.95
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                         $  (1.01)       $   2.96
Distributions to shareowners:
 Net investment income                                                             --           (0.01)
 Net realized gain                                                                 --              --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                   $  (1.01)       $   2.95
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   8.81        $   9.82
=======================================================================================================
Total return**                                                                 (10.29)%         43.06%
Ratio of net expenses to average net assets+                                     1.25%***        1.25%
Ratio of net investment income (loss) to average net assets+                    (0.33)%***       0.04%
Portfolio turnover rate                                                            70%***         111%
Net assets, end of period (in thousands)                                     $633,951        $718,156
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    1.34%***        1.39%
 Net investment income (loss)                                                   (0.42)%***      (0.11)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    1.25%***        1.25%
 Net investment income (loss)                                                   (0.33)%***       0.04%
=======================================================================================================


------------------------------------------------------------------------------------------------------------------------------
                                                                               Year         Year         Year         Year
                                                                               Ended        Ended        Ended        Ended
                                                                               12/31/08     12/31/07     12/31/06     12/31/05
------------------------------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                           $  13.48     $  12.85     $  12.63     $ 12.16
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                  $   0.03     $   0.01     $   0.01     $  0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                           (6.61)        1.59         1.39        1.15
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                           $  (6.58)    $   1.60     $   1.40     $  1.16
Distributions to shareowners:
 Net investment income                                                            (0.03)       (0.01)       (0.01)      (0.01)
 Net realized gain                                                                   --        (0.96)       (1.17)      (0.68)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                     $  (6.61)    $   0.63     $   0.22     $  0.47
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $   6.87     $  13.48     $  12.85     $ 12.63
==============================================================================================================================
Total return**                                                                   (48.83)%      12.69%       10.96%       9.59%
Ratio of net expenses to average net assets+                                       1.26%        1.32%        1.50%       1.50%
Ratio of net investment income (loss) to average net assets+                       0.33%        0.06%        0.12%       0.09%
Portfolio turnover rate                                                             154%          84%          72%        100%
Net assets, end of period (in thousands)                                       $495,187     $988,476     $495,745    $393,266
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      1.55%        1.37%        1.53%       1.53%
 Net investment income (loss)                                                      0.04%        0.01%        0.09%       0.06%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      1.25%        1.30%        1.50%       1.50%
 Net investment income (loss)                                                      0.34%        0.08%        0.12%       0.09%
==============================================================================================================================

*        Formerly Class P shares redesignated as Class A shares on June 26,
         2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+        Ratio with no reduction for fees paid indirectly.
***      Annualized.
(a) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of shares.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Independence Fund | Semiannual Report | 6/30/10

------------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended                                       12/7/07
                                                  6/30/10         Year Ended    Year Ended    to
                                                  (unaudited)     12/31/09      12/31/08      12/31/07 (a)
------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period             $   9.68        $   6.83      $  13.47      $  13.54
------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment loss                             $  (0.07)       $  (0.07)     $  (0.06)     $  (0.02)
  Net realized and unrealized gain (loss) on
    investments                                      (0.97)           2.92         (6.58)        (0.05)
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                       $  (1.04)       $   2.85      $  (6.64)     $  (0.07)
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value       $  (1.04)       $   2.85      $  (6.64)     $  (0.07)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   8.64        $   9.68      $   6.83      $  13.47
============================================================================================================
 Total return*                                      (10.74)%         41.73%       (49.29)%       (0.52)%(b)
 Ratio of net expenses to average net assets          2.15%**         2.15%         2.17%         2.84%**
 Ratio of net investment loss to average net
  assets                                             (1.23)%**       (0.86)%       (0.58)%       (2.54)%**
 Portfolio turnover rate                                70%**          111%          154%           84%
 Net assets, end of period (in thousands)         $ 18,709        $ 24,839      $ 21,558      $ 55,107
 Ratios with no waiver of fees and
  assumption of expenses by the Adviser
  and no reduction for fees paid indirectly:
  Net expenses                                        2.68%**         2.81%         2.71%         3.18%**
  Net investment loss                                (1.76)%**       (1.52)%       (1.12)%       (2.88)%**
 Ratios with waiver of fees and assumption of
  expenses by the Adviser and reduction for
  fees paid indirectly:
  Net expenses                                        2.15%**         2.15%         2.15%         2.15%**
  Net investment loss                                (1.23)%**       (0.86)%       (0.56)%       (1.85)%**
============================================================================================================

(a)      Class B shares were first publicly offered on December 7, 2007.
(b)      Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     27

-------------------------------------------------------------------------------------------------------
                                                                             Six Months
                                                                             Ended           Year
                                                                             6/30/10         Ended
                                                                             (unaudited)     12/31/09
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                         $   9.53        $   6.73
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                         $  (0.06)       $  (0.07)
 Net realized and unrealized gain (loss) on investments                         (0.96)           2.87
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                         $  (1.02)       $   2.80
Distributions to shareowners:
 Net investment income                                                             --              --
 Net realized gain                                                                 --              --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                   $  (1.02)       $   2.80
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   8.51        $   9.53
=======================================================================================================
Total return*                                                                  (10.70)%         41.60%
Ratio of net expenses to average net assets                                      2.15%**         2.15%
Ratio of net investment loss to average net assets                              (1.22)%**       (0.86)%
Portfolio turnover rate                                                            70%**          111%
Net assets, end of period (in thousands)                                     $ 16,288        $ 20,926
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    2.27%**         2.48%
 Net investment loss                                                             (1.34)%**      (1.19)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    2.15%**         2.15%
 Net investment loss                                                            (1.22)%**       (0.86)%
=======================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                               Year         Year         3/10/06 (a)
                                                                               Ended        Ended        to
                                                                               12/31/08     12/31/07     12/31/06 (b)
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                           $   13.26    $  12.74     $  13.17
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                           $  (0.07)    $  (0.02)    $   0.00(c)
 Net realized and unrealized gain (loss) on investments                           (6.46)        1.50         0.81
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                           $  (6.53)    $   1.48     $   0.81
Distributions to shareowners:
 Net investment income                                                               --           --        (0.07)
 Net realized gain                                                                   --        (0.96)       (1.17)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                     $  (6.53)    $   0.52     $  (0.43)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $   6.73     $  13.26     $  12.74
=====================================================================================================================
Total return*                                                                    (49.25)%      11.85%        6.04%(d)
Ratio of net expenses to average net assets                                        2.16%        2.03%        2.08%**
Ratio of net investment loss to average net assets                                (0.57)%      (0.98)%      (1.05)%**
Portfolio turnover rate                                                             154%          84%          72%
Net assets, end of period (in thousands)                                       $ 18,479     $ 47,916     $    901
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.25%        2.03%        2.08%**
 Net investment loss                                                              (0.66)%      (0.98)%      (1.05)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       2.15%       1.97%          2.08%* *
 Net investment loss                                                               (0.56)%     (0.92)%        (1.05)%**
=====================================================================================================================

(a)      Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)      Amount rounds to less than one cent per share.
(d)      Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Independence Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------------------------------
                                                                             Six Months
                                                                             Ended           Year
                                                                             6/30/10         Ended
                                                                             (unaudited)     12/31/09
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                         $   9.84        $   6.87
--------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $   0.01 (d)    $   0.11(d)
 Net realized and unrealized gain (loss) on investments                         (1.00)           2.88
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                         $  (0.99)       $   2.99
Distributions to shareowners:
 Net investment income                                                             --           (0.02)
 Net realized gain                                                                 --              --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                   $  (0.99)       $   2.97
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   8.85        $   9.84
========================================================================================================
Total return*                                                                  (10.06)%         43.48%
Ratio of net expenses to average net assets                                      0.78%**         0.91%
Ratio of net investment income to average net assets                             0.14%**         0.41%
Portfolio turnover rate                                                            70%**          111%
Net assets, end of period (in thousands)                                     $  7,231        $  9,274
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.78%**         0.91%
 Net investment income                                                           0.14%**         0.41%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.78%**         0.91%
 Net investment income                                                           0.14%**         0.41%
========================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                               Year         Year         3/10/06 (a)
                                                                               Ended        Ended        to
                                                                               12/31/08     12/31/07     12/31/06 (b)
---------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                           $  13.47     $  12.85     $  13.17
---------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                         $   0.14     $   0.03     $   0.03
 Net realized and unrealized gain (loss) on investments                           (6.68)        1.63         0.86
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                           $  (6.54)    $   1.66     $   0.89
Distributions to shareowners:
 Net investment income                                                            (0.06)       (0.08)       (0.04)
 Net realized gain                                                                   --        (0.96)       (1.17)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                     $  (6.60)    $   0.62     $  (0.32)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $   6.87     $  13.47     $  12.85
=====================================================================================================================
Total return*                                                                    (48.54)%      13.15%        6.74%(c)
Ratio of net expenses to average net assets                                        0.85%        0.81%        1.29%**
Ratio of net investment income to average net assets                               0.74%        0.53%        0.26%**
Portfolio turnover rate                                                             154%          84%          72%
Net assets, end of period (in thousands)                                       $ 34,822     $120,584     $     10
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      0.85%        0.81%        1.29%**
 Net investment income                                                             0.74%        0.53%        0.26%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      0.85%        0.81%        1.29%**
 Net investment income                                                             0.74%        0.53%        0.26%**
=====================================================================================================================

(a)      Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)      Not annualized.
(d) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of shares.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**       Annualized.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/10    29

Notes to Financial Statements | 6/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders my exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets



30     Pioneer Independence Fund | Semiannual Report | 6/30/10
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010, there were no securities that were valued using fair value methods. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     31

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2009 was as follows:



----------------------------------------
                                    2009
----------------------------------------
Distributions paid from:
Ordinary income                 $602,601
----------------------------------------
  Total                         $602,601
========================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009:


-----------------------------------------------
                                    2009
-----------------------------------------------
Distributable earnings:
Capital loss carryforward       $ (402,088,618)
Unrealized appreciation             85,813,907
-----------------------------------------------
  Total                         $ (316,274,711)
===============================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $18,991 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2010.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the period, the Fund recognized gains of $909,596 in settlement


32     Pioneer Independence Fund | Semiannual Report | 6/30/10
   of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     33
   right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


H. Option Writing

   The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earning or protect against changes in the value of portfolio securities. The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


34     Pioneer Independence Fund | Semiannual Report | 6/30/10

   Transactions in written options for the six months ended June 30, 2010 are summarized as follows:


-----------------------------------------------------------------------------
                                                  Number of       Premiums
                                                  Contracts       Received
-----------------------------------------------------------------------------
Options outstanding at beginning of period              --        $        --
Options opened                                      13,820          1,234,845
Option exercised                                    (4,340)          (349,223)
Options closed                                        (550)          (492,650)
Options expired                                     (8,930)          (392,972)
-----------------------------------------------------------------------------
Options outstanding at end of period                    --        $        --
=============================================================================

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2012 for Class A shares and through May 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $12,800 in management fees, administrative fees and certain other reimbursements payable to PIM at June 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     35

----------------------------------------------
Shareholder Communications:
----------------------------------------------
 Class A                              $110,000
 Class B                                11,018
 Class C                                13,922
 Class Y                                 1,839
----------------------------------------------
   Total                              $136,779
==============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $264,685 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,375 in distribution fees payable to PFD at June 30, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares.There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $13,566 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.


36     Pioneer Independence Fund | Semiannual Report | 6/30/10

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2010, the Fund had no borrowings under this agreement.


7. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:


-------------------------------------------------------------------------------------------------
Derivatives Not Accounted                                                         Change in
for as Hedging Instruments                                        Realized        Unrealized
under Accounting Standards       Location of                      Gain on         Gain or (Loss)
Codification (ASC) 815           Gain or (Loss)                   Derivatives     on Derivatives
(formerly FASB                   On Derivatives                   Recognized      Recognized
Statement 133)                   Recognized in Income             in Income       in Income
-------------------------------------------------------------------------------------------------
Equity Contracts -- Options      Net realized gain on written        $392,972     --
                                 options closed/expired


8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer Independence Fund | Semiannual Report | 6/30/10     37

Trustees, Officers and Service Providers


Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


38     Pioneer Independence Fund | Semiannual Report | 6/30/10

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     39

                           This page for your notes.

40     Pioneer Independence Fund | Semiannual Report | 6/30/10

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     41

                           This page for your notes.

42     Pioneer Independence Fund | Semiannual Report | 6/30/10

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/10     43

                           This page for your notes.

44     Pioneer Independence Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.